New Standards Adopted as at April 1, 2019	12 Months Ended
Mar. 31, 2020
New Standards Adopted As At April 1 2019
New Standards Adopted as at April 1, 2019
38	NEW STANDARDS ADOPTED AS AT APRIL 1, 2019

On April 1, 2019, the Group adopted New accounting standard IFRS 16, "Leases". which specifies how to recognize, measure, present and disclose leases. The standard provides a single accounting model, requiring the recognition of assets and liabilities for all major leases previously classified as “operating leases”.

The Group applied the “Modified Retrospective Approach” on the date of initial application (April 1, 2019) and has decided to use the approach that allows the right-of-use asset to be recognized at an amount equal to the liability as at the date of initial application and hence, no adjustments to retained earnings were required. Accordingly, comparatives for the year ended March 31, 2019 have not been retrospectively adjusted.

As such the Company recognizes a lease liability and a corresponding right of use asset, at the lease commencement date. The right-of-use asset is initially measured at cost, based on the initial amount of the lease liability and adjusted for prepaid expense or accrued liability outstanding at the end of previous year. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset is periodically adjusted for certain re-measurements of the lease liability. There is no impact on transition in opening balance of retained earnings as at April 1, 2019 because of the transition method applied.

Right of Use Assets

Gross Carrying Value	Premises	Equipment	Total
On adoption of IFRS 16*	$2,531	307	2,838
Additions	398	71	469
Termination/retirements	—	—	—
Balance as at March 31, 2020	$2,929	378	3,307
Accumulated depreciation
Balance as at April 1, 2019	—	62	62
Depreciation	1,557	120	1,677
Disposals/retirements	—	—	—
Net Translation adjustments	36	20	56
Balance as at March 31, 2020	1,593	202	1,795

Net Carrying value as at March 31, 2020	$1,336	176	1,512

Premises are under operating lease arrangement and Equipment are acquired under finance lease arrangement.

Lease Liabilities

Particulars	Total
On adoption of IFRS 16*	$2,618
Additions	469
Finance Expense	184
Payment of lease liabilities	$(1,579)
Premature Retirements	—
Translation adjustments	(139)
Balance as at March 31, 2020	$1,553

*The difference in the number accounted on adoption of IFRS 16 is due to Prepaid expenses outstanding last year reduced from Other Receivables amounting to $ 164.

The Weighted average incremental borrowing rate applied to lease liabilities as at April 1, 2019 is 12% for India location and 7.45% for UAE location.

Future minimum lease payments

Future minimum lease payments due as of March 31, 2020 is as below:

	Lease payments	Interest	Net Present Value
Within than one year	$822	$99	$723
1 - 3 years	894	64	830
3 - 5 years	—	—	—
	$1,716	$163	1,553

Future minimum lease payments due as of March 31, 2019 is as below:

	Lease payments	Interest	Net Present Value
Within than one year	$1,480	$161	$1,319
1 - 3 years	1,360	154	1,206
3 - 5 years	116	23	93
	$2,956	$338	$2,618